Share-based payment arrangements - LTIP (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) SFr / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 SFr / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 SFr / shares
Restricted shares
Summary of the activity related to share-based compensation arrangements.
Vesting period	3 years
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period for eligibility	3 years
Summary of the activity related to share-based compensation arrangements.
Unrecognized compensation cost at end of period | $	$ 34	$ 34
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years 3 months 18 days
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	1.0
Granted (in number of shares)	1.4
Vested (in number of shares)	(0.7)
Forfeited (in number of shares)	(0.4)
End of period (in number of shares)	1.3		1.0
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		$ 19.26
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		10.50		SFr 15.94		SFr 21.97
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		15.72
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		16.41
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		$ 12.76		SFr 19.26
Aggregate fair value of shares, at the dates of grant | $			$ 18		$ 19
Grant-date fair value of shares vested | $			$ 21		$ 17
LTIP | Restricted shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	0.0
Granted (in number of shares)	1.3
Forfeited (in number of shares)	(0.1)
End of period (in number of shares)	1.2		0.0
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | $ / shares	$ 0
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | $ / shares	15.76
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | $ / shares	15.20
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | $ / shares	$ 15.80		$ 0
Aggregate fair value of shares, at the dates of grant | $	$ 22
LTIP 2019 and 2018 Launches | Performance shares to be settled in equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	65.00%
LTIP 2019 and 2018 Launches | Performance shares to be settled in either cash or equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	35.00%
TSR component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period when shares will be delivered based on Company results	3 years		3 years		3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%
EPS component of LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of weighted cumulative earnings per share performance	3 years		3 years		3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%